Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Total revenues	$ 9,781	$ 5,561
Revenues From Toll Milling Services [Member]
Statement Line Items [Line Items]
Total revenues		496
Concentrate Revenues From Contracts With Customers: Silver [Member]
Statement Line Items [Line Items]
Total revenues	6,601	3,078
Concentrate Revenues From Contracts With Customers: Lead [Member]
Statement Line Items [Line Items]
Total revenues	1,313	858
Concentrate Revenues From Contracts With Customers: Zinc [Member]
Statement Line Items [Line Items]
Total revenues	$ 1,867	$ 1,130